Filed pursuant to 497K
File Nos. 333-48456 and 811-10183

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED DECEMBER 17, 2021

TO THE

SUMMARY PROSPECTUS DATED APRIL 30, 2021,

PROSPECTUS DATED APRIL 30, 2021 AND

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2021, AS SUPPLEMENTED

CBRE GLOBAL REAL ESTATE PORTFOLIO

Effective on or about January 1, 2022, it is expected that T. Ritson Ferguson will retire from serving as a portfolio manager of the CBRE Global Real Estate Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. Effective on or about January 1, 2022, it is expected that Kenneth S. Weinberg will serve as a portfolio manager of the Portfolio. As of December 15, 2021, Mr. Weinberg did not beneficially own any equity securities of the Portfolio.

In addition, CBRE Clarion Securities LLC (“CBRE Clarion”), the Portfolio’s subadviser, changed its name to CBRE Investment Management Listed Real Assets LLC (“CBRE Investment Management”). In connection with this change, all references to CBRE Clarion as the Portfolio’s subadviser contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) are deleted and replaced with CBRE Investment Management. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to CBRE Clarion as the Portfolio’s subadviser in their forms and communications until such documents can be revised.

The following changes are made to the Summary Prospectus, Prospectus and SAI of the Portfolio.

In the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:

Portfolio Managers. T. Ritson Ferguson, Vice Chairman and Global Portfolio Manager and Joseph P. Smith, President and Chief Investment Officer – Listed Real Assets, have each managed the Portfolio since 2008. Christopher S. Reich, Global Portfolio Manager and Head of Quantitative Investment Research, has managed the Portfolio since 2020. Effective on or about January 1, 2022, Kenneth S. Weinberg, Senior Global Portfolio Manager and Head of Americas Investment Research, will serve as a portfolio manager.

Effective on or about January 1, 2022, it is expected that Mr. Ferguson will retire from serving as a portfolio manager of the Portfolio.

In the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the sixth paragraph is deleted in its entirety and replaced with the following:

T. Ritson Ferguson, Vice Chairman and Global Portfolio Manager. Previously, Mr. Ferguson served as Global Chief Investment Officer, Co-Chief Investment Officer or Chief Investment Officer of CBRE Investment Management since 1992. Effective on or about January 1, 2022, it is expected that Mr. Ferguson will retire from serving as a portfolio manager of the Portfolio.

Effective on or about January 1, 2022, Kenneth S. Weinberg, Senior Global Portfolio Manager and Head of Americas Investment Research, will serve as a portfolio manager of the Portfolio. Mr. Weinberg joined CBRE Investment Management in 2004.

In the Portfolio’s Other Accounts Managed table in Appendix C of the SAI, the information with respect to Mr. Ferguson is deleted in its entirety and the following information is added:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
T. Ritson Ferguson[1]	Registered Investment Companies	5	$3,304,670,650	0	N/A
	Other Pooled Investment Vehicles	8	$742,454,335	2	$212,473,056
	Other Accounts	21	$1,995,021,236	2	$711,526,392

Kenneth S. Weinberg[2]	Registered Investment Companies	5	$3,688,693,161	0	N/A
	Other Pooled Investment Vehicles	2	$333,969,925	0	N/A
	Other Accounts	22	$2,332,879,766	4	$1,183,785,737

[1]	It is expected that Mr. Ferguson will retire from serving as a portfolio manager of the CBRE Global Real Estate Portfolio effective on or about January 1, 2022.
[2]

It is expected that Mr. Weinberg will serve as a portfolio manager of the CBRE Global Real Estate Portfolio effective on or about January 1, 2022. Other Accounts Managed information is as of November 30, 2021.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE